Loan Receivable - Schedule of Loan Receivable (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Loan Receivable [Abstract]
Principal advanced	$ 28,562
Less: allowance for credit losses	(857)
Loan receivable, net	$ 27,705